Note 16 - Nature and Extent of Risks Arising from Financial Instruments	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of nature and extent of risks arising from financial instruments [text block]
16.	Nature and extent of risks arising from financial instruments:

Risk management involves the identification, ongoing assessment, managing and monitoring of material risks that could adversely affect the Bank. The Bank is exposed to credit risk, liquidity risk, and market risks.

Senior management is responsible for establishing the framework for identifying risks and developing appropriate risk management policies and procedures. The Bank’s Board of Directors, either directly or indirectly through its committees, reviews and approves corporate policies, including specific reporting procedures. This enables them to monitor ongoing compliance with policies, delegate limits and review management’s assessment of risk in its material risk taking activities. The Bank’s Chief Internal Auditor provides a periodic review of policies and procedures to ensure that they are appropriate, effective and being followed and that adequate controls are in place in order to mitigate risk to acceptable levels. The Chief Internal Auditor reports directly to the Audit Committee of the Board of Directors. In addition, the Bank has an ongoing risk and compliance management program with the Chief Compliance Officer, who reports directly to the Board of Directors, and the Chief Risk Officer, who reports directly to the Risk Oversight Committee.

Credit Risk

Credit risk is the risk of loss associated with a borrower, guarantor, or counterparty’s inability or unwillingness to fulfill its contractual obligations. The Bank is exposed to credit risk primarily as a result of its lending activities but also, from time to time, as a result of investing in securities. The Bank manages its lending activity credit risk using policies that have been recommended by the Treasurer and the Chief Risk Officer to the Risk Oversight Committee, who then recommends the policies to the Board of Directors for approval. These policies consist of approval procedures and limits on loan amounts, portfolio concentration, geographic concentration, industry concentration, asset category, loans to any one entity and associated groups, a risk rating policy that provides for risk rating each asset in its total asset portfolio, and early recognition of problem accounts with an action plan for each account. The Risk Oversight Committee reviews these policies on an ongoing basis.

The Bank manages credit risk associated with securities included in its Treasury portfolio by applying policies that have been recommended by the Chief Credit Officer to the Risk Oversight Committee, which then recommends the policies to the Board of Directors for approval. These policies consist of approval procedures and restrictions in the selection of security dealers, restrictions in the nature of securities selected, and in setting securities portfolio concentration limits. The Risk Oversight Committee reviews these policies on an ongoing basis.

The Risk Oversight Committee, comprised entirely of independent directors, performs the following functions related to credit risk:

●

Recommends policies governing management of credit risks to the Board of Directors for approval and reviews credit risk policies on an ongoing basis to ensure they are prudent and appropriate given possible changes in market conditions and corporate strategy.

●	Concurs with credits exceeding the levels delegated to management, prior to commitment.

●	Reviews, on a regular basis, watchlist accounts, impaired loans and accounts that have gone into arrears and expected credit loss analysis on a quarterly basis.

See note 6 for information relating to credit risk associated with loans.

There was no material change in the Bank’s processes for managing credit risk during the year.

Liquidity Risk

Liquidity risk is the risk that the Bank is unable to meet the demand for cash to fund obligations as they come due. The Bank is exposed to liquidity risk as a result of timing differences in the cash flows of its lending activities, security investment activities and deposit taking activities. The Bank has established policies to ensure that its cash outflows and inflows are closely matched and that its sources of deposits are diversified between funding sources and over a wide geographic area.

The Risk Oversight Committee recommends policies governing management of liquidity risk to the Board for approval and reviews liquidity policies on an ongoing basis. It receives and reviews quarterly securities portfolio reports and liquidity risk reports from management relating to its liquidity position. Additionally, an Asset Liability Committee, consisting of members of senior management, monitors liquidity risk, reviews compliance with policies and discusses strategies in this area.

See note 17 for information relating to liquidity risk associated with the Bank’s asset and liability gaps in maturities. There was no material change in the Bank’s processes for managing liquidity risk during the year.

Market Risk

Market risk is the risk of a negative impact on the balance sheet and/or income statement resulting from changes or volatility in market factors such as foreign exchange risk, interest rates, or market prices. The Risk Oversight Committee is charged with recommending policies that govern market risk to its Board of Directors for approval and with reviewing the policies on an ongoing basis.

Foreign exchange risk or currency risk is the risk that transacting in any currency apart from the Bank’s base currency can result in gains or losses due to currency fluctuations resulting in the possibility that a foreign denominated transaction’s value may decrease due to changes in the relative value of the currency pair. Any appreciation/depreciation in the foreign currency versus the local currency will give rise to foreign exchange risk. The Bank actively manages any material foreign exchange risk exposure derived from the Bank’s normal course business activities through, where possible, the establishment of a natural foreign currency hedge or, if necessary, through foreign exchange contracts established with high quality counterparties in order to mitigate the impact of changes in foreign exchange rates on the Bank’s financial results and position.

Interest rate risk is the risk that a movement in interest rates could negatively impact spread, net interest income and the economic value of assets, liabilities and shareholders’ equity. The Bank manages interest rate risk by employing a number of methods including income simulation analysis and interest rate sensitivity gap and duration analysis. Management prepares regular reports to the Board to allow for ongoing monitoring of the Bank’s interest rate risk position. The Asset Liability Committee reviews the results of these analyses on a monthly basis and monitors compliance with limits set by corporate policy.

16.	Nature and extent of risks arising from financial instruments – continued:

The management of interest rate risk also includes stress testing the Bank’s financial assets and liabilities to various standard and non-standard interest rate scenarios. Standard scenarios that are considered include a 100 basis point (bps) parallel upward and downward shift in all yield curves applicable to the Bank.

The results of an analysis of the Bank’s sensitivity to an increase or decrease in market interest rates, assuming no asymmetrical movement in yield curves and a static balance sheet are set out below:

Interest Rate Position

(thousands of Canadian dollars)
	2022		2021
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Sensitivity of projected net interest income during a 12 month period	$4,304	$(4,261)	$4,147	$(3,220)

Duration difference between assets and liabilities (months)	1.4		2.3

There was no material change in the Bank’s processes for managing interest rate risk during the year.

As at October 31, 2022 and October 31, 2021 the Bank did not have any outstanding contracts to hedge fair value exposure attributed to interest rate risk. The Bank uses on-balance sheet strategies to manage its interest rate risk.